Intangible Assets (Details) - Schedule of additions to intangible assets for cash flow presentation purpose - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Additions To Intangible Assets For Cash Flow Presentation Purpose Abstract
Additions	R$ 3,157	R$ 872	R$ 25
Lease		(18)
Financing of intangible assets – Additions	(3,130)
Financing of intangible assets – Payments	609
Total	R$ 636	R$ 854	R$ 25